DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI USA Climate Action Equity ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 11.9%
Activision Blizzard, Inc.*	67,316	$5,398,743
Alphabet, Inc., Class A*	443,089	54,442,345
Alphabet, Inc., Class C*	399,530	49,290,016
AT&T, Inc.	644,185	10,133,030
Charter Communications, Inc., Class A*	8,876	2,894,907
Comcast Corp., Class A	380,068	14,955,676
Electronic Arts, Inc.	24,777	3,171,456
Liberty Global PLC, Class A*	15,651	255,111
Liberty Global PLC, Class C*	24,346	414,369
Liberty Media Corp.-Liberty Formula One, Class C*	17,390	1,224,256
Match Group, Inc.*	26,085	899,933
Meta Platforms, Inc., Class A*	200,207	52,998,797
Netflix, Inc.*	40,237	15,902,870
Snap, Inc., Class A*	89,934	917,327
T-Mobile US, Inc.*	54,436	7,471,341
Verizon Communications, Inc.	379,460	13,520,160
Walt Disney Co.*	165,052	14,517,974

(Cost $229,250,376)		248,408,311

Consumer Discretionary - 8.7%
Airbnb, Inc., Class A*	37,351	4,100,019
Aramark	21,183	836,305
Best Buy Co., Inc.	17,730	1,288,439
Booking Holdings, Inc.*	3,402	8,534,836
Caesars Entertainment, Inc.*	19,129	784,480
Carnival Corp.*	92,167	1,035,035
Chipotle Mexican Grill, Inc.*	2,496	5,182,919
Darden Restaurants, Inc.	11,100	1,759,572
Deckers Outdoor Corp.*	2,382	1,131,450
Domino’s Pizza, Inc.	3,200	927,520
eBay, Inc.	48,507	2,063,488
Etsy, Inc.*	11,262	912,785
Ford Motor Co.	354,996	4,259,952
Garmin Ltd.	13,912	1,435,023
General Motors Co.	126,006	4,083,854
Hilton Worldwide Holdings, Inc.	24,015	3,268,922
Home Depot, Inc.	91,495	25,934,258
Hyatt Hotels Corp., Class A	4,289	460,982
Las Vegas Sands Corp.*	31,302	1,725,679
Lucid Group, Inc.*	57,886	449,195
Lululemon Athletica, Inc.*	10,434	3,463,358
Marriott International, Inc., Class A	23,722	3,980,314
McDonald’s Corp.	65,959	18,805,571
MercadoLibre, Inc.*	4,107	5,088,573
MGM Resorts International	26,953	1,058,983
NIKE, Inc., Class B	111,320	11,717,543
Starbucks Corp.	103,839	10,138,840
Tesla, Inc.*	257,713	52,555,412
Vail Resorts, Inc.	3,644	886,221
VF Corp.	31,302	539,020
Wynn Resorts Ltd.	9,244	912,383
Yum! Brands, Inc.	25,308	3,256,887

(Cost $184,963,113)		182,577,818

Consumer Staples - 3.2%
Bunge Ltd.	13,547	1,254,994
Campbell Soup Co.	17,587	889,023
Church & Dwight Co., Inc.	22,050	2,038,523
Clorox Co.	11,161	1,765,447
Conagra Brands, Inc.	43,475	1,515,973
Constellation Brands, Inc., Class A	15,003	3,645,279
Estee Lauder Cos., Inc., Class A	20,868	3,840,338
General Mills, Inc.	53,068	4,466,203
Hershey Co.	13,299	3,453,750
J M Smucker Co.	9,634	1,412,248
Kellogg Co.	24,346	1,625,582
Keurig Dr Pepper, Inc.	82,597	2,570,419
Kimberly-Clark Corp.	30,489	4,094,063
McCormick & Co., Inc.	22,607	1,938,098
Molson Coors Beverage Co., Class B	17,390	1,075,572
Sysco Corp.	45,862	3,208,047
Target Corp.	41,736	5,464,494
Tyson Foods, Inc., Class A	25,805	1,306,765
Walgreens Boots Alliance, Inc.	66,261	2,012,347
Walmart, Inc.	133,954	19,673,824

(Cost $70,128,152)		67,250,989

Energy - 3.5%
Baker Hughes Co.	92,167	2,511,551
Chevron Corp.	162,622	24,494,125
ConocoPhillips	109,494	10,872,754
Devon Energy Corp.	59,089	2,724,003
Diamondback Energy, Inc.	15,651	1,990,025
EOG Resources, Inc.	53,106	5,697,743
Halliburton Co.	81,575	2,337,124
Hess Corp.	24,968	3,162,696
Kinder Morgan, Inc.	184,436	2,971,264
Marathon Oil Corp.	56,275	1,247,054
ONEOK, Inc.	40,426	2,290,537
Pioneer Natural Resources Co.	21,118	4,211,774
Schlumberger NV	128,314	5,495,688
Williams Cos., Inc.	110,095	3,155,323

(Cost $80,483,552)		73,161,661

Financials - 13.2%
American Express Co.	57,143	9,060,594
American International Group, Inc.	66,287	3,501,942
Ameriprise Financial, Inc.	9,500	2,835,465
Annaly Capital Management, Inc. REIT	43,475	820,808
Aon PLC, Class A	18,535	5,714,155
Arch Capital Group Ltd.*	33,657	2,345,893
Ares Management Corp., Class A	14,313	1,246,519
Bank of America Corp.	650,463	18,076,367
Bank of New York Mellon Corp.	72,659	2,920,892

BlackRock, Inc.	13,543	8,905,200
Blackstone, Inc.	63,821	5,465,630
Block, Inc.*	48,692	2,940,510
Capital One Financial Corp.	34,780	3,624,424
Cboe Global Markets, Inc.	9,554	1,265,141
Charles Schwab Corp.	135,764	7,153,405
Chubb Ltd.	37,418	6,952,264
CME Group, Inc.	32,502	5,809,733
Discover Financial Services	23,433	2,407,506
FactSet Research Systems, Inc.	3,478	1,338,647
Fidelity National Information Services, Inc.	53,909	2,941,814
Fiserv, Inc.*	56,302	6,316,521
Global Payments, Inc.	23,833	2,328,246
Goldman Sachs Group, Inc.	30,158	9,768,176
Intercontinental Exchange, Inc.	50,570	5,357,891
Invesco Ltd.	31,302	450,123
Jack Henry & Associates, Inc.	6,595	1,008,310
JPMorgan Chase & Co.	264,858	35,943,879
KeyCorp	85,211	795,871
Mastercard, Inc., Class A	76,902	28,070,768
Moody’s Corp.	14,903	4,722,463
Morgan Stanley	113,324	9,265,370
Nasdaq, Inc.	31,302	1,732,566
Northern Trust Corp.	18,810	1,352,815
PayPal Holdings, Inc.*	96,373	5,974,162
PNC Financial Services Group, Inc.	36,050	4,175,672
Progressive Corp.	52,891	6,765,288
S&P Global, Inc.	29,630	10,886,951
SEI Investments Co.	10,434	590,356
State Street Corp.	30,399	2,067,740
T. Rowe Price Group, Inc.	20,285	2,173,741
Tradeweb Markets, Inc., Class A	10,434	698,556
US Bancorp	138,397	4,138,070
Visa, Inc., Class A	146,815	32,450,519
W.R. Berkley Corp.	19,129	1,065,103
Willis Towers Watson PLC	9,619	2,105,118

(Cost $278,756,623)		275,531,184

Health Care - 17.1%
Abbott Laboratories	157,024	16,016,448
AbbVie, Inc.	159,391	21,989,582
Agilent Technologies, Inc.	26,717	3,090,356
Alnylam Pharmaceuticals, Inc.*	11,188	2,069,892
Amgen, Inc.	48,266	10,649,893
Biogen, Inc.*	13,054	3,869,336
Boston Scientific Corp.*	129,861	6,685,244
Bristol-Myers Squibb Co.	190,034	12,245,791
Catalent, Inc.*	15,651	582,687
Charles River Laboratories International, Inc.*	4,495	869,243
Cigna Group	26,837	6,639,742
CVS Health Corp.	115,633	7,866,513
Danaher Corp.	62,581	14,369,849
DaVita, Inc.*	5,217	488,676
Edwards Lifesciences Corp.*	54,761	4,612,519
Elevance Health, Inc.	21,437	9,599,917
Eli Lilly & Co.	72,982	31,342,850
Gilead Sciences, Inc.	112,831	8,681,217
Humana, Inc.	11,300	5,671,131
Illumina, Inc.*	14,358	2,823,501
Incyte Corp.*	17,390	1,070,355
IQVIA Holdings, Inc.*	16,818	3,311,632
Johnson & Johnson	234,765	36,402,661
McKesson Corp.	12,372	4,835,472
Merck & Co., Inc.	229,281	25,314,915
Mettler-Toledo International, Inc.*	2,013	2,660,924
Pfizer, Inc.	509,973	19,389,174
Regeneron Pharmaceuticals, Inc.*	9,713	7,144,494
Repligen Corp.*	4,776	801,986
Revvity, Inc.	11,421	1,317,070
Seagen, Inc.*	12,679	2,481,280
STERIS PLC	8,970	1,793,731
Thermo Fisher Scientific, Inc.	34,848	17,718,814
UnitedHealth Group, Inc.	84,283	41,066,049
Vertex Pharmaceuticals, Inc.*	23,273	7,530,445
Waters Corp.*	5,217	1,310,615
West Pharmaceutical Services, Inc.	6,710	2,245,367
Zimmer Biomet Holdings, Inc.	19,129	2,435,887
Zoetis, Inc.	41,792	6,812,514

(Cost $366,737,311)		355,807,772

Industrials - 7.3%
3M Co.	49,825	4,649,171
A O Smith Corp.	11,294	722,138
AECOM	11,926	930,824
Allegion PLC	7,939	831,531
AMETEK, Inc.	20,868	3,027,321
Automatic Data Processing, Inc.	37,437	7,823,959
Booz Allen Hamilton Holding Corp.	12,173	1,224,360
Broadridge Financial Solutions, Inc.	10,434	1,530,876
Ceridian HCM Holding, Inc.*	13,227	818,090
Cintas Corp.	8,270	3,904,598
Clarivate PLC*	33,568	261,830
Copart, Inc.*	38,754	3,394,463
CSX Corp.	185,076	5,676,281
Cummins, Inc.	12,788	2,613,995
Deere & Co.	25,434	8,799,655
Dover Corp.	12,628	1,683,691
Eaton Corp. PLC	35,959	6,325,188
Emerson Electric Co.	51,626	4,010,308
Equifax, Inc.	11,080	2,311,510
Expeditors International of Washington, Inc.	13,912	1,534,633
FedEx Corp.	21,574	4,702,701
Fortive Corp.	31,911	2,077,725

Graco, Inc.	15,178	1,160,965
Hubbell, Inc.	4,851	1,370,213
IDEX Corp.	6,956	1,385,357
Ingersoll Rand, Inc.	36,519	2,069,166
JB Hunt Transport Services, Inc.	7,559	1,262,126
Johnson Controls International PLC	62,090	3,706,773
Norfolk Southern Corp.	20,566	4,281,430
Old Dominion Freight Line, Inc.	8,941	2,775,644
Owens Corning	8,207	872,650
PACCAR, Inc.	47,213	3,247,310
Paychex, Inc.	29,563	3,102,046
Quanta Services, Inc.	13,115	2,328,962
Republic Services, Inc.	20,001	2,832,742
Robert Half International, Inc.	9,743	633,490
Rockwell Automation, Inc.	10,434	2,906,912
Stanley Black & Decker, Inc.	13,828	1,036,685
Trane Technologies PLC	20,868	3,406,284
TransUnion	17,390	1,251,732
Uber Technologies, Inc.*	163,758	6,211,341
Union Pacific Corp.	55,136	10,614,783
United Parcel Service, Inc., Class B	65,350	10,913,450
Verisk Analytics, Inc.	13,052	2,859,824
Waste Connections, Inc.	23,269	3,179,709
Waste Management, Inc.	36,752	5,950,884
Westinghouse Air Brake Technologies Corp.	16,262	1,506,349
Xylem, Inc.	21,625	2,166,825

(Cost $152,765,263)		151,888,500

Information Technology - 27.0%
Accenture PLC, Class A	57,059	17,455,489
Adobe, Inc.*	41,444	17,314,889
Advanced Micro Devices, Inc.*	145,497	17,199,200
Akamai Technologies, Inc.*	13,912	1,281,573
Amphenol Corp., Class A	53,781	4,057,776
Analog Devices, Inc.	45,704	8,121,144
ANSYS, Inc.*	7,843	2,537,916
Apple, Inc.	591,759	104,889,283
Aspen Technology, Inc.*	2,663	436,519
Autodesk, Inc.*	19,406	3,869,362
BILL Holdings, Inc.*	8,695	900,628
Broadcom, Inc.	37,770	30,516,649
Cadence Design Systems, Inc.*	24,684	5,699,782
Cisco Systems, Inc.	370,058	18,380,781
Cloudflare, Inc., Class A*	24,346	1,683,769
Cognizant Technology Solutions Corp., Class A	46,015	2,875,477
Datadog, Inc., Class A*	22,607	2,145,630
Dell Technologies, Inc., Class C	23,370	1,047,210
Dropbox, Inc., Class A*	23,680	545,114
Enphase Energy, Inc.*	12,374	2,151,591
EPAM Systems, Inc.*	5,217	1,338,787
Fortinet, Inc.*	60,215	4,114,491
Gartner, Inc.*	7,143	2,449,049
Gen Digital, Inc.	51,971	911,571
Hewlett Packard Enterprise Co.	118,374	1,706,953
HubSpot, Inc.*	4,239	2,195,760
International Business Machines Corp.	81,957	10,538,851
Intuit, Inc.	25,347	10,623,435
Marvell Technology, Inc.	77,523	4,534,320
Microsoft Corp.	325,697	106,955,638
NVIDIA Corp.	223,167	84,433,003
Okta, Inc.*	13,912	1,264,601
Oracle Corp.	146,357	15,505,061
Palo Alto Networks, Inc.*	27,341	5,834,296
PTC, Inc.*	10,151	1,364,294
Roper Technologies, Inc.	9,599	4,360,058
Salesforce, Inc.*	90,350	20,182,383
ServiceNow, Inc.*	18,408	10,028,310
Snowflake, Inc., Class A*	23,491	3,884,472
Splunk, Inc.*	14,205	1,410,414
Texas Instruments, Inc.	81,979	14,254,509
Trimble, Inc.*	22,607	1,055,069
Tyler Technologies, Inc.*	3,767	1,495,348
VeriSign, Inc.*	8,484	1,894,647
VMware, Inc., Class A*	21,292	2,901,887
Wolfspeed, Inc.*	11,241	540,018
Workday, Inc., Class A*	18,436	3,908,248
Zscaler, Inc.*	7,963	1,078,827

(Cost $506,153,841)		563,874,082

Materials - 2.3%
Avery Dennison Corp.	7,328	1,180,761
Ball Corp.	28,406	1,453,251
Crown Holdings, Inc.	10,852	827,248
DuPont de Nemours, Inc.	41,472	2,786,504
Ecolab, Inc.	23,148	3,820,577
FMC Corp.	11,307	1,176,833
International Paper Co.	29,987	882,817
Linde PLC	44,302	15,667,845
Newmont Corp.	71,784	2,910,841
Nucor Corp.	22,763	3,006,082
Packaging Corp. of America	8,121	1,007,248
PPG Industries, Inc.	21,265	2,791,882
Reliance Steel & Aluminum Co.	5,316	1,247,559
RPM International, Inc.	11,647	929,314
Sealed Air Corp.	13,045	493,753
Sherwin-Williams Co.	22,183	5,052,844
Steel Dynamics, Inc.	14,727	1,353,411
Westrock Co.	22,607	633,222

(Cost $49,407,439)		47,221,992

Real Estate - 2.6%
Alexandria Real Estate Equities, Inc. REIT	14,850	1,684,881
American Tower Corp. REIT	42,106	7,766,031
AvalonBay Communities, Inc. REIT	12,823	2,230,945

Boston Properties, Inc. REIT	13,912	677,097
CBRE Group, Inc., Class A *	28,080	2,103,754
Digital Realty Trust, Inc. REIT	26,085	2,672,669
Equinix, Inc. REIT	8,449	6,299,152
Equity Residential REIT	33,041	2,008,893
Essex Property Trust, Inc. REIT	5,878	1,270,001
Healthpeak Properties, Inc. REIT	50,431	1,006,603
Kimco Realty Corp. REIT	57,387	1,054,773
Prologis, Inc. REIT	83,434	10,391,705
Realty Income Corp. REIT	59,680	3,547,379
Regency Centers Corp. REIT	13,912	782,828
Simon Property Group, Inc. REIT	29,563	3,108,549
UDR, Inc. REIT	28,254	1,120,836
VICI Properties, Inc. REIT	90,729	2,806,248
Welltower, Inc. REIT	44,840	3,345,512

(Cost $54,327,523)		53,877,856

Utilities - 3.0%
AES Corp.	60,865	1,201,475
Alliant Energy Corp.	22,607	1,163,356
American Electric Power Co., Inc.	46,477	3,863,168
American Water Works Co., Inc.	17,390	2,511,986
Consolidated Edison, Inc.	31,301	2,920,383
Dominion Energy, Inc.	75,465	3,794,380
Duke Energy Corp.	69,628	6,217,084
Edison International	34,780	2,348,346
Eversource Energy	31,302	2,167,037
Exelon Corp.	89,835	3,561,958
FirstEnergy Corp.	49,168	1,838,392
NextEra Energy, Inc.	182,813	13,429,443
Public Service Enterprise Group, Inc.	45,214	2,701,537
Sempra Energy	28,429	4,080,414
Southern Co.	98,619	6,878,675
Xcel Energy, Inc.	49,713	3,245,762

(Cost $65,165,479)		61,923,396

TOTAL COMMON STOCKS (Cost $2,038,138,672)		2,081,523,561

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (a)
(Cost $2,189,330)	2,189,330	2,189,330

TOTAL INVESTMENTS - 99.9% (Cost $2,040,328,002)		$2,083,712,891
Other assets and liabilities, net - 0.1%		2,028,956

NET ASSETS - 100.0%		$2,085,741,847

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 4/5/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (a)
—	2,770,741	(581,411)	—	—	—	—	2,189,330	2,189,330

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 ESG Futures	USD	18	$3,306,901	$3,344,940	6/16/2023	$38,039
S&P 500 E-Mini Futures	USD	5	1,036,588	1,047,625	6/16/2023	11,037

Total unrealized appreciation						$49,076

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,081,523,561	$—	$—	$2,081,523,561
Short-Term Investments (a)	2,189,330	—	—	2,189,330
Derivatives (b)
Futures Contracts	49,076	—	—	49,076

TOTAL	$2,083,761,967	$—	$—	$2,083,761,967

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

USCA-PH3

R-089711-1 (5/24) DBX005195 (5/24)